NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Disclosure Of Noncurrent Assets Held For Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
NOTE 22. NON-CURRENT ASSETS HELD FOR SALE

On December 20, 2023, Arauco entered into a share purchase agreement (“SPA”). Pursuant to this agreement, Arauco, along with its subsidiary Inversiones Arauco Internacional Limitada (“IAIL”, and jointly with Celulosa Arauco, the “Sellers”), agreed to sell to a company specially incorporated for such purpose and designated by the Brazilian company Klabin S. A. (the “Buyer”) all of the shares and interests that the Sellers directly hold in Arauco Florestal Arapotí S.A. and Arauco Forest Brasil S.A., and indirectly hold in Empreendimentos Florestais Santa Cruz Ltda. and Florestal Vale do Corisco S.A. (jointly, the “Brazilian Forestry Companies”), which own assets mainly in the state of Paraná, Brazil.

The assets included in the sale were all the shares and interests in these Brazilian forestry companies, except for Florestal Vale do Corisco S.A., where the Sellers indirectly own 49% of the latter’s shares of this associate.

The eucalyptus and pine forest plantations included in the transaction span approximately 85,000 hectares. Moreover, it should also be noted that the sale of shares and interests did not extend to the industrial assets related to the panel mills in Brazil, nor to other forestry assets located mainly in the state of Mato Grosso do Sul, Brazil, which are related to an industrial project to subsequently build a pulp mill, known as “Project Sucuriú.”

On July 16, 2024, Arauco transferred all shares and interests held in Arauco Florestal Arapotí S.A., Arauco Forest Brasil S.A., Empreendimentos Florestais Santa Cruz Ltda. and Florestal Vale do Corisco S.A., entities owning assets primarily located in the state of Paraná, Brazil.  The sale price, which amounted to ThU.S.$ 1,168,161, amount that was fully paid on that date. Subsequently, on October 17, 2024, an additional payment of ThU.S.$ 4,613 due to customary price adjustments at the transaction’s closing. The total amount
received by Arauco after taxes was ThU.S.$ 971,097, which generated a profit of ThU.S.$ 209,497 after taxes.

Prior to the reclassification to held for sale and as prescribed by IFRS 5, Arauco assessed whether at that date it was necessary to conduct an adjustment to bring such assets to the lower of their book value and realizable value, resulting in no adjustment to be recorded (the value of the sale is higher than the book value).

During 2021, Arauco carried out a process for the sale of forestry land (80,489 hectares). The forestry land was sold to BTG Pactual Timberland Investment Group LLC, and also comprising British Columbia Investment Management Corporation and APG Asset Management N.V. (the “Consorcio”). As a result, for the year ended December 31, 2022, a profit of ThU.S.$ 19,670, was generated from the sale of the aforementioned assets. This profit was presented under Other Income in the consolidated statements of profit or loss.

The following table sets forth information on the main types of non-current assets and liabilities held for sale:

	12-31-2024	12-31-2023
Assets classified as held for sale	ThU.S.$	ThU.S.$
Cash and cash equivalents	-	9,852
Other non-financial assets	-	5,113
Trade and other receivables	-	2,879
Inventories	-	13,780
Biological assets	-	281,823
Tax assets	-	1,348
Intangible assets other tan goodwill	-	115
Property, plant and equiment	3,767	68,040
Right of use assets	-	17,308
Investments accounted using the equity method	-	29,102
Assets classified as held for sale (*)	3,767	429,360

(*) Of the ThU.S.$ 429,360 as of December 31, 2023, only ThU.S.$ 180 correspond to assets other than the sale operation that will be carried out by the Brazilian companies.

	12-31-2024	12-31-2023
Liabilities classified as held for sale	ThU.S.$	ThU.S.$
Other non-financial liabilities	-	1,040
Trade and other payables	-	7,834
Tax liabilities	-	3,430
Lease liabilities	-	18,795
Payables and other accounts payables	-	1
Other provisions	-	822
Deferred tax liabilities	-	67,406
Liabilities classified as held for sale	-	99,328

As of December 31, 2023, the Company recognized net deferred tax assets of
ThU.S.$ 78,061 resulting from the proposed sale transaction. These deferred taxes reflect the difference between the financial book value and tax value of the companies to be sold, which were not previously recorded in accordance with IAS 12. This value represented of a credit to earnings for 2024 of ThU.S.$ 57,110 (charge of ThU.S.$ 57,110 as of December 31, 2023) and a debit to conversion reserves of ThU.S.$ 135,171 (ThU.S.$ 135,171 as of December 31, 2023) (see note 6). These deferred taxes were subsequently allocated to the tax result that was generated at the closing of the sale of the aforesaid investments.